Expense Example - Investor A, C and Institutional - BLACKROCK INTERNATIONAL DIVIDEND FUND	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,391
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,169
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	$ 2,572